Accumulation Units	12 Months Ended
Dec. 31, 2013
Accumulated Units Disclosure [Abstract]
Accumulated Units Disclosure [Text Block]

Note 11—Accumulation Units

Changes in the number of Accumulation Units outstanding were as follows (in millions):

	For The Years Ended
	2013	2012	2011
Outstanding:
Beginning of period	53.3	53.4	48.1
Credited for premiums	7.9	7.4	10.0
Liquidity units redeemed—Note 3	(1.2)	(3.6)	—
Annuity, other periodic payments, withdrawals and death benefits	(4.7)	(3.9)	(4.7)

End of period	55.3	53.3	53.4